Operating segments - Reconciliation of consolidated profit before income tax to segment EBITDA (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating segments
Write-off of expired tax risks and related indemnity	₽ (138,669)	₽ (91,452)
Consolidated profit before income tax	5,235,995	6,867,605	₽ 2,571,597
Adjusted for:
Depreciation and amortization	1,185,745	1,066,284	750,558
Net finance costs	579,398	416,471	350,216
Gain on remeasurement of previously held interest in equity accounted investees		(223,308)
Net foreign exchange loss/(gain)	302,862	(1,424)	(83,030)
SPO-related costs		74,443	122,940
Costs related to business combinations		(23,083)	(51,665)
Insurance cover related to IPO			54,772
LTIPs, including related social taxes	915,879	516,241	262,646
Grant of shares to Board of Directors (including social taxes)	17,161	24,654	23,597
Share of loss of equity-accounted investees (net of income tax)	55,563	17,925	49,181
Other financing and transactional costs	96,720
Integration bonuses	111,863
Restructuring costs (reversed)/accrued	7,279	(28,044)
Income from depositary	(67,970)	(58,226)	(41,617)
Write-off of expired tax risks and related indemnity	(138,669)	(91,452)
Goodwill impairment	657,032
Impairment of equity-accounted investees	218,126
Changes in put liability to non-controlling participants in subsidiary	97,668
Segment EBITDA (as presented to the CODM)	₽ 9,260,094	₽ 8,660,340	₽ 4,112,525